VACATION OWNERSHIP NOTES RECEIVABLE - Aging of Recorded Investment (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 30, 2016
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	$ 72	$ 75
Current	1,162	1,007
Total vacation ownership notes receivable	1,234	1,082
Non-Securitized Vacation Ownership Notes Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	46	52
Current	313	259
Total vacation ownership notes receivable	359	311
Securitized Vacation Ownership Notes Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	26	23
Current	849	748
Total vacation ownership notes receivable	875	771
31 – 90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	26	24
31 – 90 days past due | Non-Securitized Vacation Ownership Notes Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	7	8
31 – 90 days past due | Securitized Vacation Ownership Notes Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	19	16
91 – 150 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	12	11
91 – 150 days past due | Non-Securitized Vacation Ownership Notes Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	5	4
91 – 150 days past due | Securitized Vacation Ownership Notes Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	7	7
Greater than 150 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	34	40
Greater than 150 days past due | Non-Securitized Vacation Ownership Notes Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	34	40
Greater than 150 days past due | Securitized Vacation Ownership Notes Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	$ 0	$ 0